DESCRIPTION OF THE PLAN - Notes Receivable from Participants (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) loan
DESCRIPTION OF THE PLAN
Minimum amount that participant may borrow	$ 500
Maximum amount that participant may borrow	$ 50,000
Number of loans per year allowed to be taken | loan	1
Cooling off period for borrowing new loans	30 days
Maximum loan term	5 years
Basis spread on prime rate (as a percent)	1.00%
Maximum
DESCRIPTION OF THE PLAN
Interest rates for participants loans	9.50%
Minimum
DESCRIPTION OF THE PLAN
Interest rates for participants loans	4.25%
ARC, Roth, and Merged ESOP subaccounts | Minimum
DESCRIPTION OF THE PLAN
Maximum vested account balance for loans (as a percent)	50.00%
Other than ARC, Roth, and Merged ESOP subaccounts | Maximum
DESCRIPTION OF THE PLAN
Maximum vested account balance for loans (as a percent)	100.00%